UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3591
CALVERT VARIABLE SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2009

Item 1. Schedule of Investments.
CVS AMERITAS CORE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	SHARES	VALUE

EQUITY SECURITIES - 88.8%
Aerospace & Defense - 1.4%
Boeing Co.	29,200	$1,038,936

Beverages - 2.2%
Dr Pepper Snapple Group, Inc.*	100,906	1,706,320

Biotechnology - 4.0%
Gilead Sciences, Inc.*	66,000	3,057,120

Capital Markets - 4.5%
Charles Schwab Corp.	126,700	1,963,850
Goldman Sachs Group, Inc.	13,553	1,436,889

		3,400,739

Commercial Banks - 4.2%
Fifth Third Bancorp	500,233	1,460,680
US Bancorp	117,600	1,718,136

		3,178,816

Communications Equipment - 4.5%
Corning, Inc.	143,200	1,900,264
Research In Motion Ltd.*	34,900	1,503,143

		3,403,407

Computer Technology - 0.0%
Seagate Technology, Inc. (Escrowed)*	3,390	—

Computers & Peripherals - 6.0%
Apple, Inc.*	21,815	2,293,193
Dell, Inc.*	243,000	2,303,640

		4,596,833

Diversified Financial Services - 2.2%
CIT Group, Inc., Preferred	7,400	134,680
JPMorgan Chase & Co.	58,600	1,557,588

		1,692,268

Diversified Telecommunication Services - 3.2%
AT&T, Inc.	92,300	2,325,960
Level 3 Communications, Inc.*	139,800	128,616

		2,454,576

	SHARES	VALUE

Electric Utilities - 3.4%
Entergy Corp.	37,930	2,582,654

Energy Equipment & Services - 2.8%
Helmerich & Payne, Inc.	27,191	619,139
Transocean Ltd.*	25,275	1,487,181

		2,106,320

Food & Staples Retailing - 0.3%
Rite Aid Corp.*	731,600	263,376

Health Care Equipment & Supplies - 1.2%
Varian Medical Systems, Inc.*	30,515	928,877

Health Care Providers & Services - 1.0%
Community Health Systems, Inc.*	52,140	799,828

Health Care Technology - 1.2%
Eclipsys Corp.*	88,913	901,578

Hotels, Restaurants & Leisure - 0.6%
Life Time Fitness, Inc.*	37,800	474,768

Insurance - 6.6%
ACE Ltd.	66,700	2,694,680
Allstate Corp.	57,000	1,091,550
Hartford Financial Services Group, Inc.	87,155	684,167
Swiss Reinsurance (ADR)	32,450	538,670

		5,009,067

Internet & Catalog Retail - 2.2%
priceline.com, Inc.*	21,038	1,657,374

Internet Software & Services - 2.0%
Google, Inc.*	4,300	1,496,658

IT Services - 3.4%
Paychex, Inc.	58,500	1,501,695
Visa, Inc.	18,959	1,054,120

		2,555,815

Life Sciences — Tools & Services - 2.4%
Thermo Fisher Scientific, Inc.*	50,700	1,808,469

Media - 7.7%
Comcast Corp., Special Class A	177,050	2,278,633
DIRECTV Group, Inc.*	82,900	1,889,291
DISH Network Corp.*	151,900	1,687,609

		5,855,533

	SHARES	VALUE

Oil, Gas & Consumable Fuels - 5.5%
ConocoPhillips	36,700	1,437,172
Gazprom OAO (ADR)	26,900	400,810
Marathon Oil Corp.	91,100	2,395,019

		4,233,001

Pharmaceuticals - 5.7%
Eli Lilly & Co.	93,975	3,139,705
Teva Pharmaceutical Industries Ltd. (ADR)	26,000	1,171,300

		4,311,005

Semiconductors & Semiconductor Equipment - 0.9%
ON Semiconductor Corp.*	182,650	712,335

Software - 6.4%
Amdocs Ltd.*	95,000	1,759,400
Microsoft Corp.	168,700	3,099,019

		4,858,419

Wireless Telecommunication Services - 3.3%
China Mobile Ltd. (ADR)	23,400	1,018,368
Crown Castle International Corp.*	73,667	1,503,543

		2,521,911

Total Equity Securities (Cost $98,292,991)		67,606,003

	PRINCIPAL
	AMOUNT	VALUE

Corporate Bonds - 9.0%
Alliance Data Systems Corp., 1.75%, 8/1/13 (e)	$1,032,000	$728,726
Chesapeake Energy Corp.:
2.75%, 11/15/35	291,000	220,888
2.25%, 12/15/38	1,062,000	551,826
CIT Group, Inc.:
5.00%, 2/13/14	108,500	55,471
5.00%, 2/1/15	158,800	90,516
5.40%, 1/30/16	313,600	188,160
5.85%, 9/15/16 (b)	86,600	48,992
Fifth Third Capital Trust IV, 6.50% to 4/15/17, floating rate thereafter to 4/15/67 (b)(r)	880,000	264,000
General Electric Capital Corp., 6.375% to 11/15/17, floating rate thereafter to 11/15/67 (r)	1,365,000	662,819
Glen Meadow Pass-Through Trust, 6.505% to 2/15/17, floating rate thereafter to 2/12/67 (e)(r)	1,207,000	271,905
Goldman Sachs Capital II, 5.793% to 6/1/12, floating rate thereafter to 12/29/49 (r)	1,630,000	697,050
Goldman Sachs Capital III, 2.031%, 9/29/49 (r)	484,000	147,949
Hartford Financial Services Group, Inc., 8.125% to 6/15/18, floating rate thereafter to 6/15/38 (b)(r)	393,000	139,287
JetBlue Airways Corp., 3.75%, 3/15/35	212,000	187,154

	PRINCIPAL
	AMOUNT	VALUE

JPMorgan Chase Capital XXI, 2.12%, 2/2/37 (r)	487,000	187,727
JPMorgan Chase Capital XXIII, 2.238%, 5/15/47 (r)	1,355,000	527,338
NASDAQ OMX Group, Inc., 2.50%, 8/15/13	1,016,000	852,170
ON Semiconductor Corp., 2.625%, 12/15/26	775,000	549,320
Rite Aid Corp.:
10.375%, 7/15/16	337,000	199,672
7.50%, 3/1/17	38,000	19,380
SBA Communications Corp., 1.875%, 5/1/13 (e)	341,900	274,662

Total Corporate Bonds (Cost $6,834,011)		6,865,012

U.S. Government Agencies And Instrumentalities - 2.2%
Federal Home Loan Bank Discount Notes, 4/1/09	1,700,000	1,700,000

Total U.S. Government Agencies And Instrumentalities (Cost $1,700,000)		1,700,000

TOTAL INVESTMENTS (Cost $106,827,002) - 100.0%		76,171,015
Other assets and liabilities, net - 0.0%		5,477

NET ASSETS - 100%		$76,176,492

(b)	This security was valued by the Board of Directors. See Note A.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder’s statement.

CVS AMERITAS SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	SHARES	VALUE

EQUITY SECURITIES - 98.7%
Aerospace & Defense - 0.8%
Hexcel Corp.*	26,210	$172,200

Biotechnology - 3.8%
BioMarin Pharmaceutical, Inc.*	16,190	199,946
Cubist Pharmaceuticals, Inc.*	13,140	214,970
Myriad Genetics, Inc.*	7,150	325,111
Onyx Pharmaceuticals, Inc.*	3,650	104,208

		844,235

Capital Markets - 1.4%
Investment Technology Group, Inc.*	12,000	306,240

Chemicals - 4.9%
CF Industries Holdings, Inc.	3,940	280,252
Huntsman Corp.	95,145	297,804
Quaker Chemical Corp.	9,710	77,097
Terra Industries, Inc.	14,865	417,558

		1,072,711

Commercial Banks - 1.5%
First Commonwealth Financial Corp.	21,295	188,887
S&T Bancorp, Inc.	6,710	142,319

		331,206

Commercial Services & Supplies - 5.9%
Copart, Inc.*	7,350	218,001
GEO Group, Inc.*	27,465	363,911
Ritchie Bros. Auctioneers, Inc.	15,140	281,453
Waste Connections, Inc.*	17,230	442,811

		1,306,176

Communications Equipment - 2.4%
EMS Technologies, Inc.*	30,775	537,331

Computers & Peripherals - 3.6%
Compellent Technologies, Inc.*	47,325	513,949
Netezza Corp.*	42,790	290,972

		804,921

Construction & Engineering - 1.8%
Northwest Pipe Co.*	13,730	390,893

Consumer Finance - 2.0%
Cash America International, Inc.	28,385	444,509

	SHARES	VALUE

Diversified Consumer Services - 0.6%
American Public Education, Inc.*	3,010	126,601

Electronic Equipment & Instruments - 3.8%
Coherent, Inc.*	23,990	413,827
Dolby Laboratories, Inc.*	9,180	313,130
DTS, Inc.*	4,480	107,789

		834,746

Energy Equipment & Services - 6.5%
Core Laboratories NV	3,870	283,129
Lufkin Industries, Inc.	15,890	601,913
Oceaneering International, Inc.*	8,990	331,461
OYO Geospace Corp.*	16,719	218,350

		1,434,853

Health Care Equipment & Supplies - 8.1%
American Medical Systems Holdings, Inc.*	58,900	656,735
Cutera, Inc.*	31,140	198,985
Hansen Medical, Inc.*	8,350	33,567
Thoratec Corp.*	35,235	905,187

		1,794,474

Health Care Providers & Services - 6.5%
Amedisys, Inc.*	6,870	188,856
Centene Corp.*	29,615	533,662
Genoptix, Inc.*	7,770	211,966
Lincare Holdings, Inc.*	17,955	391,419
MWI Veterinary Supply, Inc.*	4,135	117,765

		1,443,668

Health Care Technology - 3.5%
Eclipsys Corp.*	59,852	606,899
Vital Images, Inc.*	14,465	163,021

		769,920

Hotels, Restaurants & Leisure - 6.8%
Bally Technologies, Inc.*	25,645	472,381
BJ’s Restaurants, Inc.*	28,900	401,999
Penn National Gaming, Inc.*	7,770	187,645
Shuffle Master, Inc.*	66,025	189,492
WMS Industries, Inc.*	12,140	253,847

		1,505,364

Household Durables - 2.6%
Universal Electronics, Inc.*	32,201	582,838

Internet & Catalog Retail - 2.4%
NetFlix, Inc.*	12,125	520,405

	SHARES	VALUE

Internet Software & Services - 0.3%
Internet Capital Group, Inc.*	19,035	76,711

IT Services - 1.1%
Lender Processing Services, Inc.	7,835	239,829

Life Sciences — Tools & Services - 2.4%
Bio-Rad Laboratories, Inc.*	1,185	78,092
ICON plc (ADR)*	28,589	461,712

		539,804

Oil, Gas & Consumable Fuels - 1.3%
Alpha Natural Resources, Inc.*	16,255	288,526

Personal Products - 0.8%
Herbalife Ltd.	12,250	183,505

Pharmaceuticals - 1.0%
Perrigo Co.	8,555	212,421

Professional Services - 4.1%
FTI Consulting, Inc.*	14,760	730,325
Monster Worldwide, Inc.*	21,220	172,943

		903,268

Road & Rail - 1.2%
Landstar System, Inc.	7,790	260,731

Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc.*	15,050	113,327
Varian Semiconductor Equipment Associates, Inc.*	20,985	454,535

		567,862

Software - 11.9%
ANSYS, Inc.*	16,390	411,389
FactSet Research Systems, Inc.	4,985	249,200
Informatica Corp.*	14,295	189,552
Macrovision Solutions Corp.*	27,645	491,805
Novell, Inc.*	42,985	183,116
Quality Systems, Inc.	11,515	521,054
TIBCO Software, Inc.*	99,470	583,889

		2,630,005

Specialty Retail - 3.1%
Genesco, Inc.*	36,485	687,013

Total Equity Securities (Cost $26,855,966)		21,812,966

	SHARES	VALUE

TOTAL INVESTMENTS (Cost $26,855,966) - 98.7%		21,812,966
Other assets and liabilities, net - 1.3%		276,239
NET ASSETS - 100%		$22,089,205

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS MID CAP GROWTH PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2009

	SHARES	VALUE

EQUITY SECURITIES - 94.3%
Aerospace & Defense - 2.0%
BE Aerospace, Inc.*	48,250	$418,327
L-3 Communications Holdings, Inc.	3,200	216,960

		635,287

Beverages - 0.9%
Central European Distribution Corp.*	9,100	97,916
Hansen Natural Corp.*	5,848	210,528

		308,444

Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc.*	4,350	163,821
Celgene Corp.*	3,400	150,960
Cephalon, Inc.*	2,300	156,630
Genzyme Corp.*	5,550	329,614
Metabolix, Inc.*	33,881	231,068
OSI Pharmaceuticals, Inc.*	6,700	256,342

		1,288,435

Capital Markets - 2.9%
BlackRock, Inc.	1,750	227,570
Invesco Ltd.	41,700	577,962
Lazard Ltd.	5,700	167,580

		973,112

	SHARES	VALUE

Chemicals - 1.8%
Mosaic Co.	6,600	277,068
Praxair, Inc.	5,050	339,814

		616,882

Commercial Services & Supplies - 1.2%
GEO Group, Inc. Common*	31,150	412,737

Communications Equipment - 2.2%
F5 Networks, Inc.*	7,500	157,125
Juniper Networks, Inc.*	8,850	133,281
Nice Systems Ltd. (ADR)*	12,850	319,451
Research In Motion Ltd.*	3,253	140,107

		749,964

Computers & Peripherals - 3.0%
Apple, Inc.*	6,500	683,280
NetApp, Inc.*	20,950	310,898

		994,178

Diversified Consumer Services - 3.4%
Corinthian Colleges, Inc.*	30,050	584,472
ITT Educational Services, Inc.*	4,700	570,674

		1,155,146

Diversified Financial Services - 2.5%
CME Group, Inc.	900	221,751
NYSE Euronext	34,750	622,025

		843,776

Electric Utilities - 1.4%
ITC Holdings Corp.	6,582	287,107
Northeast Utilities	8,200	177,038

		464,145

Electrical Equipment - 2.9%
AMETEK, Inc.	12,650	395,565
First Solar, Inc.*	1,650	218,955
General Cable Technologies Corp.*	17,900	354,778

		969,298

Electronic Equipment & Instruments - 0.6%
Mellanox Technologies Ltd.*	24,500	204,085

Energy Equipment & Services - 1.8%
Smith International, Inc.	10,250	220,170
Transocean Ltd.*	2,900	170,636
Weatherford International Ltd.*	17,800	197,046

		587,852

	SHARES	VALUE

Food & Staples Retailing - 1.9%
Kroger Co.	8,900	188,858
Whole Foods Market, Inc.	27,000	453,600

		642,458

Food Products - 3.5%
Flowers Foods, Inc.	13,250	311,110
General Mills, Inc.	7,850	391,558
Ralcorp Holdings, Inc.*	8,900	479,532

		1,182,200

Health Care Equipment & Supplies - 2.8%
Covidien Ltd.	15,450	513,558
Insulet Corp.*	39,900	163,590
Masimo Corp.*	3,300	95,634
Varian Medical Systems, Inc.*	5,250	159,810

		932,592

Health Care Providers & Services - 1.4%
VCA Antech, Inc.*	20,100	453,255

Hotels, Restaurants & Leisure - 4.4%
Burger King Holdings, Inc.	25,900	594,405
Carnival Corp.	7,300	157,680
McCormick & Schmick’s Seafood Restaurants, Inc.*	26,000	101,920
Penn National Gaming, Inc.*	10,650	257,197
Starbucks Corp.*	32,900	365,519

		1,476,721

Household Durables - 0.8%
KB Home	19,500	257,010

Household Products - 1.3%
Church & Dwight Co., Inc.	8,300	433,509

Insurance - 0.5%
Travelers Co.’s, Inc.	4,250	172,720

Internet & Catalog Retail - 2.2%
Expedia, Inc.*	48,500	440,380
Shutterfly, Inc.*	31,188	292,231

		732,611

Internet Software & Services - 5.2%
eBay, Inc.*	32,800	411,968
IAC/InterActiveCorp*	30,400	462,992
Netease.com (ADR)*	8,941	240,066
Omniture, Inc.*	12,650	166,854

	SHARES	VALUE

Vignette Corp.*	25,663	171,429
VistaPrint Ltd.*	10,850	298,266

		1,751,575

IT Services - 3.3%
Affiliated Computer Services, Inc.*	6,400	306,496
Cognizant Technology Solutions Corp.*	27,300	567,567
MasterCard, Inc.	1,350	226,098

		1,100,161

Life Sciences — Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.*	4,450	158,731

Machinery - 3.0%
CLARCOR, Inc.	11,850	298,501
ITT Corp.	8,200	315,454
SPX Corp.	8,200	385,482

		999,437

Media - 2.7%
Comcast Corp.	5,650	77,066
McGraw-Hill Co.’s, Inc.	13,800	315,606
Regal Entertainment Group	37,100	497,511

		890,183

Multiline Retail - 0.7%
Dollar Tree, Inc.*	5,500	245,025

Multi-Utilities - 0.5%
Veolia Environnement (ADR)	8,200	171,380

Oil, Gas & Consumable Fuels - 5.7%
Chesapeake Energy Corp.	24,250	413,705
Concho Resources, Inc.*	9,450	241,825
Denbury Resources, Inc.*	8,050	119,623
Newfield Exploration Co.*	3,650	82,855
Nexen, Inc.	24,350	412,976
NuStar Energy LP	3,300	152,163
Quicksilver Resources, Inc.*	55,850	309,409
Sunoco, Inc.	7,150	189,332

		1,921,888

Pharmaceuticals - 4.5%
Ardea Biosciences, Inc.*	2,650	27,269
Auxilium Pharmaceuticals, Inc.*	7,650	212,058
Mylan, Inc.*	20,550	275,576
Optimer Pharmaceuticals, Inc.*	28,500	375,915
Perrigo Co.	9,350	232,161
Shire plc (ADR)	2,300	82,662
Teva Pharmaceutical Industries Ltd. (ADR)	6,750	304,088

		1,509,729

	SHARES	VALUE

Professional Services - 1.3%
FTI Consulting, Inc.*	8,600	425,528

Semiconductors & Semiconductor Equipment - 3.6%
Altera Corp.	21,000	368,550
Atheros Communications, Inc.*	20,730	303,902
Broadcom Corp.*	9,450	188,811
Marvell Technology Group Ltd.*	37,900	347,164

		1,208,427

Software - 8.5%
Activision Blizzard, Inc.*	43,200	451,872
ANSYS, Inc.*	10,850	272,335
Intuit, Inc.*	18,950	511,650
Nintendo Co. Ltd. (ADR)	15,165	553,523
Red Hat, Inc.*	5,350	95,444
Salesforce.com, Inc.*	4,600	150,558
Solera Holdings, Inc.*	10,750	266,385
Taleo Corp.*	14,500	171,390
TIBCO Software, Inc.*	36,950	216,896
VMware, Inc.*	6,800	160,616

		2,850,669

Specialty Retail - 3.0%
Chico’s FAS, Inc.*	47,750	256,417
GameStop Corp.*	3,100	86,865
J Crew Group, Inc.*	13,300	175,294
Ross Stores, Inc.	4,750	170,430
TJX Co.’s, Inc.	12,650	324,346

		1,013,352

Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.*	5,450	91,015
Iconix Brand Group, Inc.*	31,150	275,678

		366,693

Thrifts & Mortgage Finance - 1.1%
People’s United Financial, Inc.	8,250	148,252
TFS Financial Corp.	19,000	230,470

		378,722

Wireless Telecommunication Services - 0.4%
SBA Communications Corp.*	6,219	144,903

Total Equity Securities (Cost $31,890,715)		31,622,820

	PRINCIPAL
	AMOUNT	VALUE

CORPORATE BONDS - 0.4%
Transocean, Inc., Series C, 1.50%, 12/15/37	$180,000	147,375

Total Corporate Bonds (Cost $180,000)		147,375

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 5.1%
Federal Home Loan Bank Discount Notes:
4/17/09	300,000	299,994
4/21/09	1,400,000	1,399,969

Total U.S. Government Agencies And Instrumentalities (Cost $1,699,963)		1,699,963

TOTAL INVESTMENTS (Cost $33,770,678) - 99.8%		33,470,158
Other assets and liabilities, net - 0.2%		59,270

NET ASSETS - 100%		$33,529,428

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	PRINCIPAL
	AMOUNT	VALUE

MUNICIPAL OBLIGATIONS - 0.7%
Washington State GO Bonds, 4.15%, 7/1/09	$1,000,000	$1,002,800

Total Municipal Obligations (Cost $1,002,800)		1,002,800

VARIABLE RATE DEMAND NOTES* - 61.1%
Alabama State IDA Revenue, 2.52%, 5/1/10, LOC: Regions Bank (r)	100,000	100,000
CIDC-Hudson House LLC New York Revenue, 3.75%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	315,000	315,000

	PRINCIPAL
	AMOUNT	VALUE

District of Columbia Revenue, 1.30%, 4/1/38, LOC: PNC Bank (r)	1,290,000	1,290,000
Erie County New York Industrial Development Agency Revenue, 2.50%, 4/1/32, LOC: HSBC USA (r)	1,635,000	1,635,000
Florida State Housing Finance Corp. MFH Revenue, 3.00%, 10/15/32, LOC: Fannie Mae (r)	360,000	360,000
Four Fishers LLC, 3.24%, 4/1/24, LOC: Bank of America (r)	2,700,000	2,700,000
Fuller Road Management Corp. New York Revenue, 3.15%, 7/1/37, LOC: Key Bank (r)	5,000,000	5,000,000
Hillcrest Baptist Church, 2.05%, 12/1/20, LOC: Wachovia Bank (r)	3,035,000	3,035,000
Holland Board of Public Works Home Building Co., 1.60%, 11/1/22, LOC: Wells Fargo Bank (r)	1,045,000	1,045,000
Hopkinsville Kentucky Industrial Building LO Revenue, 1.20%, 8/1/24, LOC: Comerica Bank (r)	1,545,000	1,545,000
Illinois State Development Finance Authority Revenue, 0.85%, 7/1/10, LOC: Bank of America (r)	200,000	200,000
Iowa State Finance Authority IDA Revenue, 1.52%, 11/1/17, LOC: Societe Generale (r)	2,930,000	2,930,000
Jack Leasing LLC, 1.64%, 9/23/29, LOC: M&T Trust Co. (r)	3,155,000	3,155,000
Jacksonville Florida Economic Development Community Healthcare Facilities Revenue, 3.40%, 9/1/17, LOC: Fifth Third Bank (r)	2,765,000	2,765,000
Martin Luther Foundation, Inc., 1.67%, 9/1/11, LOC: KBC Bank (r)	3,000,000	3,000,000
Massachusetts State Development Finance Agency Revenue:
0.85%, 9/1/16, LOC: TD Banknorth (r)	4,620,000	4,620,000
3.52%, 11/1/42, LOC: Sovereign Bank, C/LOC: Fifth Third Bank (r)	2,000,000	2,000,000
Michigan State Municipal Authority Revenue, 3.40%, 11/1/37, LOC: Fifth Third Bank (r)	1,000,000	1,000,000
Michigan State Strategic Fund LO Revenue, 1.10%, 3/1/39, LOC: Deutsche Bank (r)	2,000,000	2,000,000
Middletown New York IDA Revenue, 3.75%, 6/1/15, LOC: Provident Bank, C/LOC: FHLB (r)	1,155,000	1,155,000
Mississippi Business Finance Corp. Revenue, 2.75%, 8/1/24, LOC: Regions Bank (r)	630,000	630,000
Montgomery Alabama Alaha Special Care Facilities Financing Authority Revenue, 2.05%, 5/1/22, LOC: Regions Bank (r)	3,000,000	3,000,000
Ness Family Partners LP, 1.75%, 9/1/34, LOC: Bank of the West (r)	3,930,000	3,930,000
New Britain Connecticut GO Revenue, 2.52%, 2/1/26, LOC: Bank of America (r)	2,215,000	2,215,000
New York City New York Housing Development Corp. MFH Revenue:
0.70%, 6/15/34, LOC: Fannie Mae (r)	100,000	100,000
0.95%, 11/15/37, LOC: Fannie Mae (r)	5,300,000	5,300,000
New York State Housing Finance Agency Revenue, 1.00%, 5/1/42, LOC: Wachovia Bank (r)	1,000,000	1,000,000
New York State MMC Corp. Revenue, 3.85%, 11/1/35, LOC: JPMorgan Chase Bank (r)	1,985,000	1,985,000
Ogden City Utah Redevelopment Agency Revenue, 1.55%, 1/1/31, LOC: Bank of New York (r)	1,770,000	1,770,000
Osprey Management Co. LLC, 1.50%, 6/1/27, LOC: Wells Fargo Bank (r)	900,000	900,000
Palm Beach County Florida Revenue, 2.00%, 10/1/20, LOC: Citibank (r)	2,215,000	2,215,000
Park Street Properties I LLC, 1.50%, 11/1/34, LOC: U.S. Bank (r)	1,895,000	1,895,000
Peoploungers, Inc., 1.00%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	120,000	120,000
Rathbone LLC, 1.20%, 1/1/38, LOC: Comerica Bank (r)	610,000	610,000
Rex Lumber LLC, 1.15%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	1,180,000	1,180,000
Rhode Island Student Loan Authority Revenue, 1.00%, 6/1/48, LOC: State Street Bank (r)	4,000,000	4,000,000
Roman Catholic Church of the Diocese of Houma-Thibodaux, 2.52%, 12/1/37, LOC: Allied Irish Bank (r)	1,000,000	1,000,000

	PRINCIPAL
	AMOUNT	VALUE

San Bernardino County California COPs, 0.85%, 3/1/17, LOC: Bank of America (r)	974,000	974,000
Savannah Georgia Economic Development Authority Revenue, 1.10%, 3/1/18, LOC: SunTrust Bank (r)	785,000	785,000
Shawnee Kansas Private Activity Revenue, 4.50%, 12/1/12, LOC: JPMorgan Chase Bank (r)	660,000	660,000
St. Paul Minnesota Port Authority Revenue, 1.75%, 6/1/11, LOC: U.S. Bank (r)	200,000	200,000
Tyler Enterprises LLC, 1.15%, 10/3/22, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	3,605,000	3,605,000
Union Springs Wastewater Treatment Plant LLC, 1.70%, 7/1/37, LOC: Regions Bank (r)	2,000,000	2,000,000
Vermont State Educational & Health Buildings Financing Agency Revenue, 0.64%, 6/1/22, LOC: Chittenden Trust Company, C/LOC: Wachovia Bank (r)	1,200,000	1,200,000
Wilkes-Barre Pennsylvania GO, 1.45%, 11/1/25, LOC: PNC Bank (r)	2,655,000	2,655,000
Wisconsin State Health & Educational Facilities Authority Revenue, 0.70%, 11/1/23, LOC: U.S. Bank (r)	1,575,000	1,575,000
Zehnder’s of Frankenmuth, Inc., 1.50%, 11/1/44, LOC: Citizens Bank, C/LOC: FHLB (r)	5,200,000	5,200,000

Total Variable Rate Demand Notes (Cost $90,554,000)		90,554,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 38.1%
Fannie Mae:
1.167%, 2/12/10 (r)	1,000,000	1,001,743
1.244%, 7/13/10 (r)	3,000,000	2,999,341
Fannie Mae Discount Notes:
12/10/09	1,000,000	994,729
3/1/10	1,000,000	992,044
Fannie Mae Interest Strip, Zero Coupon, 1/15/10	1,000,000	991,654
Farmer Mac, 2.30%, 4/1/09	250,000	250,000
Federal Farm Credit Bank:
0.875%, 4/1/10	1,000,000	1,000,000
0.922%, 11/24/10 (r)	3,000,000	3,002,156
Federal Home Loan Bank:
1.241%, 4/7/09 (r)	1,000,000	999,973
2.52%, 4/21/09	500,000	500,000
0.44%, 4/24/09 (r)	2,000,000	2,000,000
2.625%, 4/30/09	500,000	500,000
6.30%, 6/3/09	500,000	503,154
3.125%, 6/18/09	500,000	500,037
0.451%, 8/10/09 (r)	1,000,000	1,000,000
0.453%, 8/21/09 (r)	1,000,000	1,000,000
0.46%, 8/27/09 (r)	2,500,000	2,498,391
0.468%, 9/4/09 (r)	1,000,000	1,000,000
0.496%, 9/18/09 (r)	1,000,000	998,593
1.373%, 10/5/09 (r)	500,000	499,825
1.185%, 10/13/09 (r)	1,000,000	1,000,227
3.10%, 10/14/09	250,000	250,000
5.00%, 12/11/09	1,000,000	1,027,403
1.00%, 2/5/10	1,000,000	1,000,000

	PRINCIPAL
	AMOUNT	VALUE

1.00%, 2/18/10	500,000	499,729
0.80%, 2/19/10 (r)	1,000,000	1,000,000
1.211%, 2/19/10 (r)	5,000,000	5,000,183
1.05%, 2/23/10	500,000	499,542
1.00%, 2/26/10	1,000,000	1,000,000
0.84%, 3/11/10 (r)	1,000,000	1,000,095
1.116%, 3/26/10 (r)	440,000	438,975
Federal Home Loan Bank Discount Notes:
5/5/09	1,000,000	997,167
8/21/09	1,500,000	1,483,690
9/3/09	500,000	493,864
9/30/09	100,000	98,913
11/17/09	500,000	492,972
1/12/10	1,000,000	994,042
Freddie Mac:
0.536%, 9/18/09 (r)	1,000,000	999,447
0.503%, 9/21/09 (r)	500,000	499,910
0.489%, 10/19/09 (r)	1,000,000	999,025
4.75%, 11/3/09	1,000,000	1,012,788
1.00%, 1/13/10	500,000	500,000
0.98%, 2/4/10	1,000,000	1,000,000
1.25%, 2/26/10	2,000,000	2,000,000
1.25%, 3/9/10	2,000,000	2,000,000
1.375%, 3/16/10	1,000,000	1,000,000
1.25%, 3/18/10	1,000,000	1,000,000
1.30%, 3/19/10	1,000,000	1,000,000
1.30%, 3/30/10	1,000,000	1,000,000
Freddie Mac Discount Notes:
11/9/09	1,000,000	988,283
12/7/09	1,000,000	993,750
2/4/10	1,000,000	991,417

Total U.S. Government Agencies And Instrumentalities (Cost $56,493,062)		56,493,062

TOTAL INVESTMENTS (Cost $148,049,862) - 99.9%		148,049,862
Other assets and liabilities, net - 0.1%		99,005

NET ASSETS - 100%		$148,148,867

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

*	Optional tender features give these securities a shorter effective maturity date.
Explanation of Guarantees:
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit

Abbreviations:
COPs: Certificates of Participation
FHLB: Federal Home Loan Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS MID CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	SHARES	VALUE

EQUITY SECURITIES - 97.2%
Aerospace & Defense - 1.3%
Goodrich Corp.	7,406	$280,613

Airlines - 1.4%
AMR Corp.*	15,045	47,994
Continental Airlines, Inc., Class B*	6,839	60,252
Delta Air Lines, Inc.*	23,242	130,852
UAL Corp.*	6,302	28,233
US Airways Group, Inc.*	16,004	40,490

		307,821

Capital Markets - 1.0%
Invesco Ltd.	16,468	228,246

Chemicals - 4.2%
Eastman Chemical Co.	11,544	309,379
Lubrizol Corp.	8,083	274,903
PPG Industries, Inc.	9,465	349,259

		933,541

Commercial Banks - 1.1%
Cullen/Frost Bankers, Inc.	2,800	131,432
M&T Bank Corp.	2,587	117,036

		248,468

Commercial Services & Supplies - 1.2%
Ritchie Bros. Auctioneers, Inc.	13,982	259,925

	SHARES	VALUE

Construction & Engineering - 1.9%
Chicago Bridge & Iron Co. NV	7,655	47,997
Fluor Corp.	2,887	99,746
Foster Wheeler AG*	4,141	72,343
Insituform Technologies, Inc.*	1,775	27,761
Jacobs Engineering Group, Inc.*	2,630	101,676
KBR, Inc.	5,116	70,652

		420,175

Distributors - 0.4%
Genuine Parts Co.	3,158	94,298

Diversified Financial Services - 1.4%
CIT Group, Inc.	107,521	306,435

Diversified Telecommunication Services - 3.2%
CenturyTel, Inc.	4,968	139,700
Embarq Corp.	4,759	180,128
Qwest Communications International, Inc.	72,310	247,300
Windstream Corp.	16,999	137,012

		704,140

Electric Utilities - 2.4%
Allegheny Energy, Inc.	8,640	200,189
Pepco Holdings, Inc.	18,504	230,930
Pinnacle West Capital Corp.	3,420	90,835

		521,954

Electrical Equipment - 2.9%
A.O. Smith Corp.	4,732	119,152
Cooper Industries Ltd.	16,456	425,552
Rockwell Automation, Inc.	3,869	84,499

		629,203

Electronic Equipment & Instruments - 1.4%
Agilent Technologies, Inc.*	11,013	169,270
Celestica, Inc.*	38,176	135,906

		305,176

Energy Equipment & Services - 2.9%
BJ Services Co.	23,079	229,636
Cameron International Corp.*	9,301	203,971
Weatherford International Ltd.*	19,152	212,013

		645,620

Gas Utilities - 1.5%
EQT Corp.	4,079	127,795
Questar Corp.	6,934	204,068

		331,863

	SHARES	VALUE

Health Care Equipment & Supplies - 0.6%
Hospira, Inc.*	3,973	122,607

Health Care Providers & Services - 1.0%
Humana, Inc.*	4,923	128,392
McKesson Corp.	2,397	83,991

		212,383

Hotels, Restaurants & Leisure - 0.7%
Royal Caribbean Cruises Ltd.	20,441	163,732

Household Durables - 3.0%
Centex Corp.	4,931	36,982
D.R. Horton, Inc.	13,184	127,885
KB Home	4,805	63,330
Mohawk Industries, Inc.*	2,814	84,054
Pulte Homes, Inc.	6,311	68,979
Stanley Works	9,863	287,211

		668,441

Industrial Conglomerates - 0.3%
McDermott International, Inc.*	5,669	75,908

Insurance - 14.8%
AON Corp.	8,050	328,601
Arch Capital Group Ltd.*	1,886	101,580
Assurant, Inc.	9,691	211,070
AXIS Capital Holdings Ltd.	15,590	351,399
Everest Re Group Ltd.	9,690	686,052
Lincoln National Corp.	17,207	115,115
Marsh & McLennan Co.’s, Inc.	9,742	197,275
PartnerRe Ltd.	11,349	704,432
Willis Group Holdings Ltd.	10,438	229,636
XL Capital Ltd.	60,350	329,511

		3,254,671

Leisure Equipment & Products - 0.7%
Hasbro, Inc.	6,401	160,473

Life Sciences — Tools & Services - 1.1%
Covance, Inc.*	3,450	122,924
Life Technologies Corp.*	3,719	120,793

		243,717

Machinery - 5.1%
AGCO Corp.*	4,847	95,001
Cummins, Inc.	4,569	116,281
Eaton Corp.	11,419	420,904
Ingersoll-Rand Co. Ltd.	15,923	219,737
Manitowoc Co., Inc.	16,520	54,020

	SHARES	VALUE

Parker Hannifin Corp.	4,592	156,036
Terex Corp.*	6,786	62,772

		1,124,751

Media - 2.4%
National CineMedia, Inc.	13,615	179,446
Regal Entertainment Group	25,722	344,932

		524,378

Metals & Mining - 2.5%
Freeport-McMoRan Copper & Gold, Inc.	6,551	249,658
Nucor Corp.	6,292	240,166
United States Steel Corp.	2,831	59,819

		549,643

Multiline Retail - 2.6%
Family Dollar Stores, Inc.	11,643	388,527
Macy’s, Inc.	19,654	174,921

		563,448

Multi-Utilities - 4.0%
DTE Energy Co.	4,921	136,312
Sempra Energy	9,525	440,436
Wisconsin Energy Corp.	7,248	298,400

		875,148

Oil, Gas & Consumable Fuels - 7.7%
Chesapeake Energy Corp.	7,718	131,669
El Paso Corp.	27,805	173,781
Enbridge, Inc.	14,229	409,795
Newfield Exploration Co.*	11,073	251,357
Pioneer Natural Resources Co.	8,795	144,854
Southwestern Energy Co.*	9,584	284,549
Sunoco, Inc.	3,199	84,710
Ultra Petroleum Corp.*	5,999	215,304

		1,696,019

Pharmaceuticals - 3.3%
King Pharmaceuticals, Inc.*	11,714	82,818
Mylan, Inc.*	48,647	652,356

		735,174

Real Estate Investment Trusts - 3.2%
AvalonBay Communities, Inc.	3,089	145,368
Boston Properties, Inc.	1,964	68,799
Equity Residential	8,408	154,287
General Growth Properties, Inc.	25,283	17,951
Rayonier, Inc.	7,798	235,655
Ventas, Inc.	3,752	84,833

		706,893

	SHARES	VALUE

Real Estate Management & Development - 0.5%
St. Joe Co.*	6,065	101,528

Road & Rail - 1.6%
CSX Corp.	7,608	196,667
Kansas City Southern*	11,770	149,597

		346,264

Semiconductors & Semiconductor Equipment - 4.8%
ASML Holding NV	8,026	140,535
Lam Research Corp.*	6,937	157,955
LSI Corp.*	52,862	160,700
Maxim Integrated Products, Inc.	18,708	247,133
Microchip Technology, Inc.	12,594	266,867
Micron Technology, Inc.*	21,722	88,191

		1,061,381

Software - 3.6%
Adobe Systems, Inc.*	6,439	137,730
Autodesk, Inc.*	7,996	134,413
BMC Software, Inc.*	7,453	245,949
McAfee, Inc.*	8,439	282,706

		800,798

Specialty Retail - 0.8%
Bed Bath & Beyond, Inc.*	7,307	180,848

Textiles, Apparel & Luxury Goods - 1.5%
VF Corp.	5,591	319,302

Tobacco - 3.2%
Lorillard, Inc.	11,271	695,872

Total Equity Securities (Cost $36,167,398)		21,400,857

TOTAL INVESTMENTS (Cost $36,167,398) - 97.2%		21,400,857
Other assets and liabilities, net - 2.8%		625,890

NET ASSETS - 100%		$22,026,747

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS SMALL COMPANY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	SHARES	VALUE

EQUITY SECURITIES - 93.4%
Aerospace & Defense - 6.2%
Curtiss-Wright Corp.	5,600	$157,080
Hexcel Corp.*	21,300	139,941
Teledyne Technologies, Inc.*	4,100	109,388
Triumph Group, Inc.	2,100	80,220

		486,629

Auto Components - 1.3%
Gentex Corp.	10,600	105,576

Capital Markets - 5.7%
Evercore Partners, Inc.	16,900	261,105
KBW, Inc.*	3,900	79,365
Penson Worldwide, Inc.*	16,800	108,024

		448,494

Commercial Banks - 7.5%
City Holding Co.	2,900	79,141
Financial Institutions, Inc.	10,400	79,248
First Horizon National Corp.	14,559	156,366
Pacific Capital Bancorp	9,000	60,930
Pacific Continental Corp.	9,100	105,924
Tompkins Financial Corp.	2,400	103,200

		584,809

Commercial Services & Supplies - 2.3%
Multi-Color Corp.	14,800	181,004

Communications Equipment - 1.3%
Emulex Corp.*	20,200	101,606

Construction & Engineering - 3.4%
AECOM Technology Corp.*	6,600	172,128
Northwest Pipe Co.*	3,400	96,798

		268,926

Diversified Consumer Services - 2.5%
Matthews International Corp.	6,800	195,908

	SHARES	VALUE

Diversified Financial Services - 0.8%
CIT Group, Inc.	21,800	62,130

Electrical Equipment - 4.2%
Baldor Electric Co.	6,600	95,634
Brady Corp.	6,600	116,358
II-VI, Inc.*	6,700	115,106

		327,098

Electronic Equipment & Instruments - 4.8%
Checkpoint Systems, Inc.*	14,200	127,374
Coherent, Inc.*	8,500	146,625
Tech Data Corp.*	4,600	100,188

		374,187

Energy Equipment & Services - 4.1%
Cal Dive International, Inc.*	25,700	173,989
Unit Corp.*	6,900	144,348

		318,337

Health Care Equipment & Supplies - 6.4%
STERIS Corp.	6,900	160,632
Teleflex, Inc.	4,600	179,814
West Pharmaceutical Services, Inc.	4,800	157,488

		497,934

Health Care Providers & Services - 11.3%
AmSurg Corp.*	10,000	158,500
Bio-Reference Laboratories, Inc.*	8,600	179,826
Patterson Co’s, Inc.*	8,800	165,968
PSS World Medical, Inc.*	13,500	193,725
U.S. Physical Therapy, Inc.*	19,000	183,920

		881,939

Hotels, Restaurants & Leisure - 1.7%
Ambassadors Group, Inc.	16,300	132,356

Insurance - 0.9%
Hilltop Holdings, Inc.*	6,500	74,100

IT Services - 3.2%
Online Resources Corp.*	22,100	93,041
Wright Express Corp.*	8,600	156,692

		249,733

Life Sciences — Tools & Services - 1.3%
Charles River Laboratories International, Inc.*	3,800	103,398

	SHARES	VALUE

Machinery - 2.2%
Actuant Corp.	6,900	71,277
CIRCOR International, Inc.	4,400	99,088

		170,365

Media - 3.6%
Cinemark Holdings, Inc.	13,600	127,704
Interactive Data Corp.	6,200	154,132

		281,836

Oil, Gas & Consumable Fuels - 2.6%
Berry Petroleum Co.	18,300	200,568

Personal Products - 1.2%
Chattem, Inc.*	1,700	95,285

Pharmaceuticals - 1.0%
Questcor Pharmaceuticals, Inc.*	16,700	82,164

Professional Services - 4.1%
FTI Consulting, Inc.*	3,600	178,128
Huron Consulting Group, Inc.*	3,400	144,262

		322,390

Road & Rail - 2.7%
Knight Transportation, Inc.	9,837	149,129
Old Dominion Freight Line, Inc.*	2,700	63,423

		212,552

Specialty Retail - 3.2%
Citi Trends, Inc.*	7,000	160,230
Tractor Supply Co.*	2,500	90,150

		250,380

Textiles, Apparel & Luxury Goods - 1.0%
Skechers U.S.A., Inc.*	11,600	77,372

Thrifts & Mortgage Finance - 1.7%
Provident Financial Services, Inc.	12,500	135,125

Trading Companies & Distributors - 1.2%
Kaman Corp.	7,600	95,304

Total Equity Securities (Cost $10,855,656)		7,317,505

TOTAL INVESTMENTS (Cost $10,855,656) - 93.4%		7,317,505
Other assets and liabilities, net - 6.6%		520,257

NET ASSETS - 100%		$7,837,762

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder’s statement.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Ameritas Portfolios (the “Portfolios”) are a series of Calvert Variable Series, Inc. (“CVS” or the “Fund”), an open-end management investment company, registered under the Investment Company Act of 1940. The Fund is comprised of eleven separate portfolios, six of which are reported herein. The Small Capitalization, MidCap Growth, Core Strategies, and Money Market Portfolios are registered as diversified portfolios. The MidCap Value (formerly Focused MidCap Value) and Small Company Equity Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2009 securities valued at $452,279, or 0.6% of net assets, of the Core Strategies Portfolio, were fair valued in good faith under the direction of the Board of Directors.
Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Investments in
Money Market Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$148,049,862
Level 3 - Significant Unobservable Inputs	—
Total	$148,049,862

Investments in
Small Capitalization Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$21,812,966
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$21,812,966

Investments in
MidCap Growth Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$31,622,820
Level 2 - Other Significant Observable Inputs	1,847,338
Level 3 - Significant Unobservable Inputs	—
Total	$33,470,158

Investments in
Core Strategies Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$67,606,003
Level 2 - Other Significant Observable Inputs	8,112,733
Level 3 - Significant Unobservable Inputs	452,279 *
Total	$76,171,015

* Level 3 securities represent 0.6% of net assets.

Investments in
MidCap Value Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$21,400,857
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$21,400,857

Investments in
Small Company Equity Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$7,317,505
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$7,317,505
Futures Contracts: The Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolios may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations. The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies. The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolios have an arrangement with their custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank. These credits are used to reduce the Portfolios’ expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
New Accounting Pronouncements: Effective January 1, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.
Treasury’s Guarantee Plan For Money Market Funds: The Money Market Portfolio has elected to participate in the U.S. Department of the Treasury’s Guarantee Program for Money Market Funds (the

“Program”). The Program was made available on September 29, 2008 and protects certain shareholders from losses if the Money Market Portfolio is unable to maintain a $1.00 net asset value. The Program applies to shareholders of record on September 19, 2008. Covered shareholders will receive $1.00 per share upon liquidation of the Money Market Portfolio, subject to adjustment and the overall amount available to all money market funds participating in the Program. The Money Market Portfolio will bear the expense of its participation in the Program. For the initial three months of the Program, the participation fee was 0.01% of the Money Market Portfolio’s net assets as of September 19, 2008 (accordingly, the Money Market Portfolio’s gross expenses will increase by this amount). Given that asset levels may vary, the yield impact of these fees may vary over time. The Program was initially scheduled to terminate on December 18, 2008, but has been extended by the Treasury Department through September 18, 2009. For the extension of the Program, the Money Market Portfolio made two program extension payments of 0.015% of the Money Market Portfolio’s net assets as of September 19, 2008.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2009, and net realized capital loss carryforwards as of December 31, 2008 with expiration dates:

	MONEY	SMALL	MIDCAP
	MARKET	CAPITALIZATION	GROWTH

Federal income tax cost	$148,049,862	$26,956,059	$39,273,618

Unrealized appreciation	—	1,615,703	1,525,781
Unrealized (depreciation)	—	(6,758,796)	(7,329,241)

Net appreciation (depreciation)	—	$(5,143,093)	$(5,803,460)

			SMALL
	CORE		COMPANY
	STRATEGIES	MIDCAP VALUE	EQUITY

Federal income tax cost	$107,207,968	$37,230,556	$11,218,644

Unrealized appreciation	1,635,638	214,456	131,318
Unrealized (depreciation)	(32,672,591)	(16,044,155)	(4,032,457)

Net appreciation (depreciation)	$(31,036,953)	$(15,829,699)	$(3,901,139)

CAPITAL LOSS CARRYFORWARDS

			SMALL
	CORE	SMALL	COMPANY
EXPIRATION DATE	STRATEGIES	CAPITALIZATION	EQUITY

31-Dec-09	—	$17,467,530	—
31-Dec-10	$9,883,188	11,902,668	—

			SMALL
	CORE	SMALL	COMPANY
EXPIRATION DATE	STRATEGIES	CAPITALIZATION	EQUITY

31-Dec-13	—	361,070	—
31-Dec-16	15,143,729	3,032,931	$948,947

	$25,026,917	$32,764,199	$948,947

EXPIRATION DATE	MIDCAP VALUE	MIDCAP GROWTH

31-Dec-16	$8,054,646	$22,979,385

	$8,054,646	$22,979,385

Capital loss carryforwards may be utilized to offset future capital gains until expiration.
CVS CALVERT SOCIAL BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	SHARES	VALUE

EQUITY SECURITIES - 60.7%
Beverages - 1.6%
PepsiCo, Inc.	80,500	$4,144,140

Biotechnology - 2.7%
Amgen, Inc.*	41,600	2,060,032
Gilead Sciences, Inc.*	101,900	4,720,008

		6,780,040

Capital Markets - 2.0%
Northern Trust Corp.	83,500	4,994,970

Chemicals - 2.2%
Praxair, Inc.	80,500	5,416,845

Communications Equipment - 3.0%
Cisco Systems, Inc.*	297,200	4,984,044
Harris Corp.	92,400	2,674,056

		7,658,100

Computers & Peripherals - 5.4%
EMC Corp.*	453,400	5,168,760
Hewlett-Packard Co.	134,900	4,324,894
International Business Machines Corp.	42,900	4,156,581

		13,650,235

	SHARES	VALUE

Diversified Financial Services - 2.3%
CME Group, Inc.	18,600	4,582,854
First Republic Preferred Capital Corp. Preferred (e)	500	201,500
MFH Financial Trust I, Preferred (b)(e)	20,000	560,780
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	135,000
Trust II, Preferred (b)(e)	500,000	135,000
Trust III, Preferred (b)(e)	500,000	135,000
Trust IV, Preferred (b)(e)	500,000	135,000

		5,885,134

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	198,900	5,012,280

Energy Equipment & Services - 1.3%
Smith International, Inc.	152,500	3,275,700

Food Products - 2.9%
Campbell Soup Co.	127,400	3,485,664
General Mills, Inc.	74,500	3,716,060

		7,201,724

Gas Utilities - 1.4%
Oneok, Inc.	159,400	3,607,222

Health Care Equipment & Supplies - 4.2%
Becton Dickinson & Co.	72,400	4,868,176
St. Jude Medical, Inc.*	155,400	5,645,682

		10,513,858

Health Care Providers & Services - 2.8%
DaVita, Inc.*	66,400	2,918,280
Express Scripts, Inc.*	90,800	4,192,236

		7,110,516

Household Products - 3.5%
Colgate-Palmolive Co.	85,300	5,030,994
Kimberly-Clark Corp.	81,700	3,767,187

		8,798,181

Insurance - 1.5%
Conseco, Inc.*	39,483	36,324
Prudential Financial, Inc.	193,400	3,678,468

		3,714,792

Internet & Catalog Retail - 1.0%
Expedia, Inc.*	271,400	2,464,312

Machinery - 3.3%
Cummins, Inc.	162,300	4,130,535

	SHARES	VALUE

Danaher Corp.	79,300	4,299,646

		8,430,181

Media - 1.0%
Time Warner Cable, Inc.	25,167	624,142
Time Warner, Inc.	100,266	1,935,134

		2,559,276

Multiline Retail - 1.5%
Kohl’s Corp.*	88,100	3,728,392

Office Electronics - 0.4%
Xerox Corp.	194,400	884,520

Oil, Gas & Consumable Fuels - 4.5%
Cimarex Energy Co.	97,000	1,782,860
EOG Resources, Inc.	84,100	4,605,316
XTO Energy, Inc.	159,500	4,883,890

		11,272,066

Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	184,600	4,046,432
Johnson & Johnson	40,300	2,119,780

		6,166,212

Software - 4.4%
BMC Software, Inc.*	104,200	3,438,600
Microsoft Corp.	198,100	3,639,097
Symantec Corp.*	274,000	4,093,560

		11,171,257

Specialty Retail - 3.3%
Best Buy Co., Inc.	91,600	3,477,136
Lowe’s Co.’s, Inc.	265,800	4,850,850

		8,327,986

Total Equity Securities (Cost $209,261,739)		152,767,939

	PRINCIPAL
	AMOUNT

ASSET-BACKED SECURITIES - 0.6%
ACLC Business Loan Receivables Trust, 1.206%, 10/15/21 (e)(r)	$131,342	125,758
Capital Auto Receivables Asset Trust, 0.656%, 2/15/11 (r)	300,000	269,072
Community Reinvestment Revenue Notes, 5.73%, 6/1/31 (e)	275,350	275,763
Enterprise Mortgage Acceptance Co. LLC:
0.714%, 1/15/25 (e)(r)	14,893,922	279,261
6.958%, 1/15/27 (e)(r)	1,181,472	538,677

Total Asset-Backed Securities (Cost $1,519,072)		1,488,531

	PRINCIPAL
	AMOUNT	VALUE

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.5%
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	569,938	566,943
Impac CMB Trust:
0.792%, 5/25/35 (r)	1,165,511	479,518
0.842%, 8/25/35 (r)	304,279	113,138
Residential Asset Securitization Trust, 6.25%, 11/25/36	256,367	145,677

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,120,163)		1,305,276

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	2,000,000	1,429,607
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 8/15/12 (r)	2,500,000	2,040,064
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	3,500,000	3,290,457

Total Commercial Mortgage-Backed Securities (Cost $7,967,716)		6,760,128

CORPORATE BONDS - 18.1%
AgFirst Farm Credit Bank:
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	1,000,000	600,145
7.30%, 10/14/49 (b)(e)	1,750,000	1,461,792
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
American National Red Cross, 5.567%, 11/15/17	2,000,000	1,827,800
APL Ltd., 8.00%, 1/15/24	440,000	348,700
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	750,000	459,375
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	2,500,000	25,000
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	1,845,000	1,525,557
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	1,050,000	1,011,654
BAC Capital Trust XV, 2.061%, 6/1/56 (r)	2,500,000	620,283
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	749,715	742,585
CAM US Finance SA Sociedad Unipersonal, 1.32%, 2/1/10 (e)(r)	500,000	484,491
Camp Pendleton & Quantico Housing LLC, 6.165%, 10/1/50 (b)(e)	400,000	246,000
Cardinal Health, Inc., 1.705%, 10/2/09 (r)	750,000	738,602
Chesapeake Energy Corp., 7.25%, 12/15/18	300,000	246,750
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (b)(r)	725,000	193,938
Compass Bancshares, Inc., 1.998%, 10/9/09 (e)(r)	500,000	498,663
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (b)(e)(r)	3,705,000	1,222,650
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	400,000	388,778
Discover Financial Services, 1.861%, 6/11/10 (r)	2,000,000	1,727,610
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	3,120,000	1,950,000
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	1,500,000	1,030,875
Glitnir Banki HF:
2.95%, 10/15/08 (b)(v)(y)	1,000,000	120,000
3.226%, 1/21/11 (b)(e)(r)(w)(y)	500,000	60,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(w)(y)	1,250,000	12,500
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,500,000	1,337,205
Goldman Sachs Group, Inc., 1.832%, 9/29/14 (r)	200,000	145,619
Great River Energy:
5.829%, 7/1/17 (e)	436,531	450,504

	PRINCIPAL
	AMOUNT	VALUE

6.254%, 7/1/38 (b)(e)	1,500,000	1,262,550
Home Depot, Inc., 1.445%, 12/16/09 (r)	200,000	196,027
HRPT Properties Trust, 1.92%, 3/16/11 (r)	750,000	565,142
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	2,500,000	1,816,075
JPMorgan Chase & Co., 7.00%, 11/15/09	1,000,000	1,020,400
JPMorgan Chase Capital XXIII, 2.238%, 5/15/47 (r)	500,000	194,590
Kaupthing Bank HF, 5.75%, 10/4/11 (b)(e)(w)(y)	1,750,000	113,750
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	1,500,000	1,281,690
Lloyds Banking Group plc, 6.413% to 10/1/35, floating rate thereafter to 12/31/49 (e)	400,000	92,000
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,154,000	21,540
8.30%, 12/1/37 (e)(m)*	3,200,000	32,000
M&I Marshall & Ilsley Bank, 1.536%, 12/4/12 (r)	500,000	373,631
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	750,000	500,198
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	600,000	378,714
Monumental Global Funding III, 1.638%, 8/17/09 (e)(r)	500,000	499,925
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	975,870
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	1,500,000	1,306,500
6.00%, 10/1/51 (b)(e)	750,000	604,553
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)*	1,000,000	179,440
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	960,000	633,811
Pacific Pilot Funding Ltd., 1.893%, 10/20/16 (e)(r)	953,672	934,724
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	506,195
Pioneer Natural Resources Co.:
5.875%, 7/15/16	200,000	148,835
6.65%, 3/15/17	2,000,000	1,548,224
7.20%, 1/15/28	200,000	124,213
Preferred Term Securities IX Ltd., 2.216%, 4/3/33 (e)(r)	748,642	338,386
ProLogis, 6.625%, 5/15/18	400,000	202,761
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	945,000	781,288
Reed Elsevier Capital, Inc., 1.65%, 6/15/10 (r)	1,500,000	1,474,129
Roper Industries, Inc., 6.625%, 8/15/13	500,000	505,158
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (r)	2,500,000	562,500
Salvation Army, 5.46%, 9/1/16	140,000	147,413
SLM Corp., 1.299%, 7/27/09 (r)	500,000	481,262
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	88,890
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (b)(e)	23,304,486	3,058,714
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	1,500,000	540,000
Wells Fargo Bank, 6.734%, 9/1/47 (e)	1,000,000	1,155,140
Weyerhaeuser Co., 2.223%, 9/24/09 (r)	1,500,000	1,459,640

Total Corporate Bonds (Cost $70,918,476)		45,582,954

MUNICIPAL OBLIGATIONS - 0.1%
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (f)*	370,000	198,094

	PRINCIPAL
	AMOUNT	VALUE

Series C, Zero Coupon, 7/1/48 (f)	506,807	18,793

Total Municipal Obligations (Cost $806,169)		216,887

TAXABLE MUNICIPAL OBLIGATIONS - 10.5%
Anaheim California Redevelopment Agency Tax Allocation Bonds, 5.759%, 2/1/18	500,000	485,455
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/11	1,470,000	1,322,000
5.01%, 8/1/15	1,000,000	982,440
Canyon Texas Regional Water Authority Revenue Bonds, 5.90%, 8/1/16	265,000	259,165
Crawford Ohio GO Bonds, 5.25%, 12/1/25	1,305,000	1,099,254
Detroit Michigan GO Bonds, 5.15%, 4/1/25	1,000,000	517,190
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	500,000	478,775
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	200,000	202,662
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	305,000	302,072
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	600,000	566,586
Los Angeles California Department of Airports Revenue Bonds, 5.404%, 5/15/16	555,000	520,473
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	500,000	401,305
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,540,000	1,506,721
5.263%, 9/1/16	810,000	781,042
5.383%, 9/1/16	2,000,000	1,967,540
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	730,000	642,845
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	750,000	639,405
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	1,000,000	956,860
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	1,000,000	396,480
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	250,000	237,043
Pomona California Public Financing Authority Revenue Bonds, 5.289%, 2/1/17	2,340,000	2,234,489
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	400,000	411,220
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.015%, 12/1/10	890,000	867,697
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,320,000	1,291,792
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	762,390
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.50%, 9/1/20	1,735,000	1,579,613
South Bend County Indiana Economic Development Income Tax Revenue Bonds:, 5.30%, 2/1/17	930,000	946,145
St. Paul Minnesota Sales Tax Revenue Bonds:
5.65%, 11/1/17	700,000	689,598
6.125%, 11/1/25	300,000	278,619
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,157,340
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	587,720
West Contra Costa California Unified School District COPs, 4.86%, 1/1/14	525,000	498,661
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	891,010

Total Taxable Municipal Obligations (Cost $28,843,019)		26,461,607

	PRINCIPAL
	AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.1%
Federal Home Loan Bank Discount Notes, 4/1/09	10,000,000	10,000,000
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	250,000	260,132

Total U.S. Government Agencies And Instrumentalities (Cost $10,250,000)		10,260,132

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association, 5.50%, 1/16/32	1,367,608	175,779

Total U.S. Government Agency Mortgage-Backed Securities (Cost $111,494)		175,779

CERTIFICATES OF DEPOSIT - 0.4%
Deutsche Bank, 1.909%, 6/18/10 (r)	1,000,000	983,637

Total Certificates of Deposit (Cost $1,000,000)		983,637

TOTAL INVESTMENTS (Cost $332,797,848) - 97.7%		246,002,870
Other assets and liabilities, net - 2.3%		5,713,821

NET ASSETS - 100%		$251,716,691

			UNDERLYING	UNREALIZED
	# OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
30 Year U.S. Treasury Bonds	41	6/09	$5,317,828	$24,392

Total Purchased				$24,392

Sold:
2 Year U.S. Treasury Notes	441	6/09	$96,089,766	$(417,063)
5 Year U.S. Treasury Notes	71	6/09	8,432,359	(153,060)
10 Year U.S. Treasury Notes	61	6/09	7,568,766	63,361

Total Sold				$(506,762)

(b)	This security was valued by the Board of Trustees. See note A.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 750,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Portfolio. Series B is not accruing interest.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(v)	This security has defaulted on principal and interest payments during the period.

(w)	This security has defaulted on interest payments during the period.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y)	The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(z)	This security is no longer accruing interest.

*	Non-income producing security.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS CALVERT SOCIAL MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	SHARES	VALUE

EQUITY SECURITIES - 96.9%
Capital Markets - 4.4%
Affiliated Managers Group, Inc.*	13,500	$563,085
Federated Investors, Inc., Class B	23,800	529,788

		1,092,873

	SHARES	VALUE

Chemicals - 4.5%
Praxair, Inc.	16,300	1,096,827

Commercial Services & Supplies - 2.5%
Brink’s Co.	23,400	619,164

Communications Equipment - 2.4%
Harris Corp.	20,200	584,588

Diversified Consumer Services - 3.1%
Strayer Education, Inc.	4,250	764,448

Diversified Telecommunication Services - 3.5%
CenturyTel, Inc.	30,300	852,036

Electronic Equipment & Instruments - 5.0%
Itron, Inc.*	15,935	754,522
Mettler-Toledo International, Inc.*	9,100	467,103

		1,221,625

Energy Equipment & Services - 4.7%
FMC Technologies, Inc.*	20,400	639,948
Superior Energy Services, Inc.*	39,500	509,155

		1,149,103

Food Products - 2.3%
J.M. Smucker Co.	15,000	559,050

Gas Utilities - 4.5%
Energen Corp.	17,400	506,862
Questar Corp.	20,300	597,429

		1,104,291

Health Care Equipment & Supplies - 4.4%
Hospira, Inc.*	15,200	469,072
Immucor, Inc.*	24,400	613,660

		1,082,732

Health Care Providers & Services - 7.6%
DaVita, Inc.*	17,700	777,915
Healthspring, Inc.*	44,300	370,791
Lincare Holdings, Inc.*	32,500	708,500

		1,857,206

Household Products - 2.8%
Church & Dwight Co., Inc.	13,100	684,213

IT Services - 3.2%
Global Payments, Inc.	23,300	778,453

	SHARES	VALUE

Life Sciences — Tools & Services - 5.6%
Dionex Corp.*	12,900	609,525
Millipore Corp.*	13,200	757,812

		1,367,337

Machinery - 4.9%
Bucyrus International, Inc.	25,100	381,018
SPX Corp.	17,500	822,675

		1,203,693

Metals & Mining - 2.9%
Reliance Steel & Aluminum Co.	27,200	716,176

Oil, Gas & Consumable Fuels - 3.7%
Denbury Resources, Inc.*	25,000	371,500
St. Mary Land & Exploration Co.	39,700	525,231

		896,731

Pharmaceuticals - 2.6%
Endo Pharmaceuticals Holdings, Inc.*	36,200	640,016

Professional Services - 1.5%
Watson Wyatt Worldwide, Inc.	7,300	360,401

Software - 6.7%
ANSYS, Inc.*	25,020	628,002
Sybase, Inc.*	33,900	1,026,831

		1,654,833

Specialty Retail - 9.8%
Advance Auto Parts, Inc.	24,100	990,028
GameStop Corp.*	26,500	742,530
Ross Stores, Inc.	19,100	685,308

		2,417,866

Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp.*	11,800	625,872

Trading Companies & Distributors - 1.8%
WESCO International, Inc.*	24,410	442,309

Total Equity Securities (Cost $31,515,404)		23,771,843

TOTAL INVESTMENTS (Cost $31,515,404) - 96.9%		23,771,843
Other assets and liabilities, net - 3.1%		763,908

NET ASSETS - 100%		$24,535,751

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	SHARES	VALUE

EQUITY SECURITIES - 97.6%
Australia - 6.2%
Amcor Ltd.	16,225	$50,055
BlueScope Steel Ltd.	18,327	32,734
Commonwealth Bank of Australia	3,064	73,893
Origin Energy Ltd.	2,834	29,186
QBE Insurance Group Ltd.	507	6,787
Santos Ltd.	31,390	363,949
Sims Metal Management Ltd.	162	1,913
Westfield Group	183	1,271
Westpac Banking Corp.	863	11,437

		571,225

Austria - 0.2%
Raiffeisen International Bank Holding AG*	616	17,355

Belgium - 2.9%
Delhaize Group	3,716	240,544
Dexia SA	4,687	16,183
Umicore SA	516	9,493

		266,220

Bermuda - 0.1%
Endurance Specialty Holdings Ltd.	165	4,115

Brazil - 0.5%
Investimentos Itaú SA, Preferred	13,660	47,295

	SHARES	VALUE

Canada - 1.5%
Bank of Montreal	3,200	83,754
Bank of Nova Scotia	800	19,720
Bombardier, Inc.	7,200	16,794
Magna International, Inc.	300	7,983
Royal Bank of Canada	300	8,754

		137,005

Chile - 0.1%
Banco Santander Chile (ADR)	300	10,305

Denmark - 0.3%
Novo Nordisk A/S	500	23,939
Vestas Wind Systems A/S*	25	1,102

		25,041

Finland - 0.1%
Metso Oyj	61	718
Nokia Oyj	121	1,414
Outotec Oyj	624	10,704

		12,836

France - 9.4%
AXA SA	3,200	38,780
BNP Paribas	1,408	57,922
Cap Gemini SA	31	997
Casino Guichard-Perrachon SA	134	8,686
CNP Assurances SA	382	24,135
Dassault Systemes SA	836	32,445
France Telecom SA	9,417	213,741
Renault SA	256	5,277
Sanofi-Aventis SA	7,984	447,184
Thomson SA*	2,637	2,395
UBISOFT Entertainment SA*	1,257	22,953
Valeo SA*	367	5,344

		859,859

Germany - 4.0%
Aareal Bank AG*	477	3,896
Adidas AG	4,625	153,966
Allianz SE	1,112	93,499
Commerzbank AG	611	3,268
Deutsche Bank AG	130	5,277
Deutsche Post AG	823	8,844
KUKA AG	122	1,654
Metro AG	633	20,882
Muenchener Rueckversicherungs AG	479	58,394
Suedzucker AG	783	15,076
Volkswagen AG, Preferred	66	3,798

		368,554

	SHARES	VALUE

Greece - 0.3%
National Bank of Greece SA	1,487	22,578

Hong Kong - 0.0%
NAM TAI Electronics, Inc.	600	2,232

India - 0.0%
State Bank of India Ltd. (GDR)	77	3,160

Israel - 0.2%
Check Point Software Technologies Ltd.*	595	13,215

Italy - 0.8%
Assicurazioni Generali SpA	1,243	21,301
Indesit Co. SpA	847	2,074
Pirelli & C. SpA	48,516	11,314
UniCredit SpA	23,214	38,364
Unipol Gruppo Finanziario SpA	328	291

		73,344

Japan - 30.0%
77 Bank Ltd.	6,000	29,863
Aeon Fantasy Co. Ltd.	800	5,476
Aisin Seiki Co. Ltd.	6,500	103,801
Alps Electric Co. Ltd.	7,100	24,593
Argo Graphics, Inc.	300	2,943
ASKA Pharmaceutical Co. Ltd.	1,000	8,601
Astellas Pharma, Inc.	5,400	166,026
Belc Co. Ltd.	900	7,470
Brother Industries Ltd.	7,943	58,344
CAC Corp.	2,000	11,400
Casio Computer Co. Ltd.	900	6,390
Central Japan Railway Co.	3	16,840
Chubu Shiryo Co. Ltd.	3,000	18,965
Chuo Mitsui Trust Holdings, Inc.	12,000	37,283
Circle K Sunkus Co. Ltd.	400	5,689
Combi Corp.	3,500	22,643
CSK Holdings Corp.*	2,800	6,964
Dai Nippon Printing Co. Ltd.	3,000	27,728
Daihatsu Motor Co. Ltd.	6,000	47,427
Daito Trust Construction Co. Ltd.	2,400	80,313
FamilyMart Co. Ltd.	500	15,225
FUJI SOFT, Inc.	500	7,643
FUJIFILM Holdings Corp.	700	15,294
Fujitsu Frontech Ltd.	700	5,391
Fujitsu Ltd.	39,000	146,462
Hino Motors Ltd.	31,000	68,381
Imasen Electric Industrial Co. Ltd.	500	2,630
Isuzu Motors Ltd.	3,000	3,689

	SHARES	VALUE

Kao Corp.	2,000	39,147
Kawasaki Kisen Kaisha Ltd.	28,000	88,100
Komori Corp.	1,300	10,621
Konica Minolta Holdings, Inc.	14,000	121,191
Mazda Motor Corp.	44,000	74,137
Mizuho Financial Group, Inc.	51,152	99,404
NET One Systems Co. Ltd.	3	3,952
Nichirei Corp.	3,000	10,709
NIFTY Corp.	22	19,861
Nippon Express Co. Ltd.	8,000	25,189
Nippon Road Co. Ltd.	7,000	15,025
Nippon Sheet Glass Co. Ltd.	16,000	39,951
Nippon Telegraph & Telephone Corp.	7,000	265,413
Nippon Yusen Kabushiki Kaisha	35,000	135,821
Nishio Rent All Co. Ltd.	1,600	9,828
Nissan Motor Co. Ltd.	8,400	30,295
Nisshin Seifun Group, Inc.	2,000	21,503
Nisshin Steel Co. Ltd.	84,000	142,433
Nissin Foods Holdings Co. Ltd.	200	5,863
Okabe Co. Ltd.	2,800	9,722
Panasonic Corp.	200	2,194
Pilot Corp.	6	7,452
Pioneer Corp.*	2,300	3,050
Rohm Co. Ltd.	400	20,006
SBI Holdings, Inc.	333	34,941
Seiko Epson Corp.	2,000	27,434
Shizuoka Gas Co. Ltd.	1,000	5,607
Sony Corp.	15,600	319,318
Sumitomo Osaka Cement Co. Ltd.	6,000	13,927
Sumitomo Pipe & Tube Co. Ltd.	1,900	9,555
Takefuji Corp.	4,430	20,742
Tokyo Electron Ltd.	64	2,407
Toppan Printing Co. Ltd.	3,000	20,554
Toyo Seikan Kaisha Ltd.	6,200	91,382
Toyoda Gosei Co. Ltd.	100	1,529
TS Tech Co. Ltd.	300	2,117
Uchida Yoko Co. Ltd.	5,000	15,632
Vital-net, Inc. (b)	2,100	12,898
Warabeya Nichiyo Co. Ltd.	1,800	22,534
Yorozu Corp.	500	4,171

		2,759,089

Mexico - 0.0%
Grupo Financiero Banorte SAB de CV	2,830	3,741

Netherlands - 3.2%
Aegon NV*	7,154	28,088
ASML Holding NV	75	1,325
ING Groep NV (CVA)	1,647	9,182
Koninklijke Philips Electronics NV	12,679	186,787

	SHARES	VALUE

Oce NV	2,219	6,589
Reed Elsevier NV	2,791	29,789
Unilever NV (CVA)	1,690	33,346

		295,106

New Zealand - 0.1%
Tower Ltd.	7,652	5,623

Norway - 0.1%
Norske Skogindustrier ASA*	5,904	10,874
Yara International ASA	39	857

		11,731

Portugal - 0.0%
Portugal Telecom SGPS SA	263	2,034

Singapore - 0.6%
DBS Group Holdings Ltd.	3,000	16,821
Macquarie International Infrastructure Fund Ltd.	169,000	32,249
Neptune Orient Lines Ltd.	13,000	10,095

		59,165

South Africa - 1.7%
Aveng Ltd.	9,873	27,027
BIDVest Group Ltd.	1,684	15,533
Discovery Holdings Ltd.	1,029	2,707
Investec Ltd.	364	1,484
MTN Group Ltd.	7,796	85,882
New Clicks Holdings Ltd.	10,494	16,509
Palabora Mining Co. Ltd.	202	1,058
VenFin Ltd.	2,900	5,442

		155,642

South Korea - 3.7%
KB Financial Group, Inc. (ADR)*	105	2,546
KT Corp. (ADR)	21,700	299,243
LG Display Co. Ltd. (ADR)	3,500	35,770

		337,559

Spain - 1.1%
Banco Bilbao Vizcaya Argentaria SA	9,024	73,201
Construcciones y Auxiliar de Ferrocarriles SA	29	9,316
Mapfre SA	1,371	3,002
Telefonica SA	840	16,744

		102,263

Sweden - 0.2%
Nordea Bank AB	302	1,502
SKF AB, Series B	653	5,625
Svenska Handelsbanken AB	419	5,899

	SHARES	VALUE

Swedbank AB*	900	2,987
Telefonaktiebolaget LM Ericsson	649	5,252

		21,265

Switzerland - 6.2%
Adecco SA	92	2,875
Credit Suisse Group AG	357	10,816
Novartis AG	9,732	366,904
STMicroelectronics NV	27,606	138,361
Zurich Financial Services AG	327	51,544

		570,500

Taiwan - 4.1%
AU Optronics Corp. (ADR)	33,517	281,208
United Microelectronics Corp. (ADR)	39,200	99,176

		380,384

Thailand - 0.1%
Sansiri PCL	128,600	5,766

United Kingdom - 15.3%
3i Group plc	1,876	7,249
Aegis Group plc	3,106	3,666
Aggreko plc	6,460	45,403
Aviva plc	7,692	23,696
Barclays plc	15,557	33,068
Barratt Developments plc	659	839
Beazley Group plc	4,061	4,994
Bellway plc	298	2,888
BG Group plc	2,355	35,567
BT Group plc	78,250	87,243
Centrica plc	67,567	220,149
Compass Group plc	30,718	139,861
De La Rue plc	2,936	40,744
GlaxoSmithKline plc	9,057	140,517
HMV Group plc	4,001	7,401
Home Retail Group plc	2,844	9,072
HSBC Holdings plc	6,137	34,617
IG Group Holdings plc	6,751	16,920
International Power plc	3,966	11,844
Land Securities Group plc	1,463	9,126
Legal & General Group plc	8,162	5,059
Lloyds TSB Group plc	15,422	15,752
Logica plc	46,639	42,469
Man Group plc	6,228	19,479
Melrose plc	4,315	5,245
Michael Page International plc	1,242	3,253
Next plc	2,809	52,784
Northern Foods plc	2,280	1,664
Reckitt Benckiser Group plc	1,518	56,925

	SHARES	VALUE

Schroders plc	1,132	12,815
Scottish & Southern Energy plc	868	13,736
Stagecoach Group plc	27,435	46,753
Tate & Lyle plc	7,945	29,551
Tesco plc	2,727	13,005
Tomkins plc	1,076	1,861
Vodafone Group plc	5,084	8,850
William Morrison Supermarkets plc	43,985	160,438
Wolseley plc*	12,969	42,768

		1,407,271

United States - 4.6%
Acxiom Corp.	400	2,960
Altra Holdings, Inc.*	222	861
Automatic Data Processing, Inc.	935	32,875
Bank of Hawaii Corp.	1,000	32,980
Big Lots, Inc.*	53	1,101
BJ’s Wholesale Club, Inc.*	900	28,791
Black Box Corp.	100	2,361
Broadridge Financial Solutions, Inc.	800	14,888
CIGNA Corp.	2,200	38,698
Compuware Corp.*	2,198	14,485
Conseco, Inc.*	900	828
Corn Products International, Inc.	90	1,908
Darling International, Inc.*	2,400	8,904
Del Monte Foods Co.	2,600	18,954
EMCOR Group, Inc.*	100	1,717
Genworth Financial, Inc.	800	1,520
IBERIABANK Corp.	118	5,421
Integrated Device Technology, Inc.*	1,900	8,645
MeadWestvaco Corp.	300	3,597
Northern Trust Corp.	1,000	59,820
OceanFirst Financial Corp.	400	4,088
Pfizer, Inc.	200	2,724
Protective Life Corp.	2,413	12,668
RR Donnelley & Sons Co.	196	1,437
State Street Corp.	3,400	104,652
Tech Data Corp.*	400	8,712
Unisys Corp.*	3,400	1,802
WESCO International, Inc.*	100	1,812
World Fuel Services Corp.	200	6,326

		425,535

Total Equity Securities (Cost $14,351,446)		8,977,013

TOTAL INVESTMENTS (Cost $14,351,446) - 97.6%		8,977,013
Other assets and liabilities, net - 2.4%		220,602

NET ASSETS-100%		$9,197,615

(b)	This security was valued by the Board of Trustees.

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS CALVERT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	PRINCIPAL
	AMOUNT	VALUE

ASSET-BACKED SECURITIES - 3.7%
AmeriCredit Automobile Receivables Trust:
4.63%, 6/6/12	$320,802	$303,330
1.168%, 7/6/12 (r)	240,638	225,779
Capital Auto Receivables Asset Trust, 0.616%, 7/15/10 (r)	170,931	164,089
Captec Franchise Trust, 8.155%, 6/15/13 (e)	200,000	165,289
Centex Home Equity, 7.86%, 7/25/32 (r)	40,179	6,015
Countrywide Asset-Backed Certificates, 0.972%, 11/25/34 (r)	84,675	57,518
DB Master Finance LLC, 5.779%, 6/20/31 (e)	250,000	181,942
Enterprise Mortgage Acceptance Co. LLC, 6.958%, 1/15/27 (e)(r)	462,315	210,787
GE Capital Credit Card Master Note Trust, 0.596%, 3/15/13 (r)	500,000	476,459
GE Dealer Floorplan Master Note Trust, 0.555%, 4/20/11 (r)	100,000	99,537
Household Automotive Trust:
5.43%, 6/17/11	96,128	96,046
4.55%, 7/17/12	463,644	451,220
SLM Student Loan Trust, 1.709%, 10/25/17 (r)	400,000	387,334

Total Asset-Backed Securities (Cost $3,008,459)		2,825,345

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.5%
American Home Mortgage Assets, 4.387%, 5/25/46 (r)	967,368	21,766

	PRINCIPAL
	AMOUNT	VALUE

Banc of America Mortgage Securities, Inc.:
4.798%, 8/25/19 (r)	235,282	75,803
5.47%, 7/20/32 (r)	48,196	35,997
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	95,978	95,473
Countrywide Home Loan Mortgage Pass Through Trust, 0.862%, 6/25/35 (r)(e)	243,739	140,395
Impac CMB Trust:
0.832%, 4/25/35 (r)	109,550	20,220
0.792%, 5/25/35 (r)	256,413	105,494
0.842%, 8/25/35 (r)	91,284	33,941
Residential Asset Securitization Trust, 6.25%, 11/25/36	102,547	58,271
Salomon Brothers Mortgage Securities VII, Inc., 5.561%, 9/25/33 (r)	102,920	40,174
Structured Asset Securities Corp., 5.50%, 6/25/35	1,250,000	483,104

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $1,573,807)		1,110,638

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.4%
Banc of America Commercial Mortgage, Inc.:
6.128%, 8/10/14 (r)	430,000	267,860
5.449%, 1/15/49	300,000	214,441
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49	400,000	320,718
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 8/15/12 (r)	3,000,000	2,448,077
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	250,000	235,033
5.245%, 11/15/36 (e)	400,000	362,234
Global Signal Trust III, 5.361%, 2/15/36 (e)	250,000	241,626

Total Commercial Mortgage-Backed Securities (Cost $5,041,124)		4,089,989

CORPORATE BONDS - 42.1%
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	350,000	251,626
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	350,000	210,051
7.30%, 10/14/49 (b)(e)	300,000	250,593
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	96,336	—
American National Red Cross, 5.422%, 11/15/13	335,000	331,077
Anadarko Petroleum Corp., 8.70%, 3/15/19	700,000	700,754
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19 (e)	450,000	456,653
APL Ltd., 8.00%, 1/15/24	175,000	138,688
ArcelorMittal, 6.125%, 6/1/18	500,000	361,725
Atlantic City Electric Co., 6.625%, 8/1/13	500,000	535,525
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	200,000	122,500
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	650,000	6,500
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	250,000	240,870
AXA SA, 4.707%, 6/8/49 (b)	450,000	135,000
BAC Capital Trust XV, 2.061%, 6/1/56 (r)	1,000,000	248,113

	PRINCIPAL
	AMOUNT	VALUE

BAE Systems Asset Trust, 6.664%, 9/15/13 (b)(e)	759,667	683,701
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	574,782	569,315
Bear Stearns Co.’s, Inc., 1.554%, 9/9/09 (r)	350,000	348,143
BHP Billiton Finance USA Ltd., 6.50%, 4/1/19	200,000	202,911
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,555,000	1,127,375
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	600,000	189,000
Cargill, Inc., 2.383%, 1/21/11 (e)(r)	400,000	399,000
Caterpillar Financial Services Corp.:
1.736%, 8/6/10 (r)	150,000	144,488
7.15%, 2/15/19	800,000	731,719
Chase Capital VI, 1.795%, 8/1/28 (r)	500,000	203,814
Chesapeake Energy Corp., 7.25%, 12/15/18	300,000	246,750
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (b)(r)	320,000	85,600
Citigroup Funding, Inc., 1.514%, 4/30/12 (r)	300,000	301,796
Comcast Corp., 1.46%, 7/14/09 (r)	600,000	597,126
Compass Bancshares, Inc., 1.998%, 10/9/09 (e)(r)	200,000	199,465
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (b)(e)(r)	1,745,000	575,850
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	100,000	97,195
Discover Financial Services, 1.861%, 6/11/10 (r)	600,000	518,283
Dominion Resources, Inc.:
2.366%, 6/17/10 (r)	300,000	294,921
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	400,000	228,954
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,345,000	840,625
FMG Finance Pty Ltd.:
5.261%, 9/1/11 (e)(r)	800,000	680,000
10.00%, 9/1/13 (e)	250,000	212,500
Ford Motor Co., 7.125%, 11/15/25	290,000	84,100
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	250,000	171,813
General Motors Corp., 7.40%, 9/1/25 (b)	200,000	23,000
Giants Stadium LLC, 0.62%, 4/1/47 (b)(e)(r)	1,000,000	1,000,000
Glitnir Banki HF:
2.95%, 10/15/08 (b)(v)(y)	400,000	48,000
3.046%, 4/20/10 (b)(e)(r)(t)(y)	600,000	72,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(t)(y)	100,000	1,000
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	350,000	312,014
Goldman Sachs Group, Inc., 1.832%, 9/29/14 (r)	250,000	182,024
Great River Energy, 5.829%, 7/1/17 (e)	480,184	495,554
Home Depot, Inc., 1.445%, 12/16/09 (r)	300,000	294,040
HRPT Properties Trust, 1.92%, 3/16/11 (r)	450,000	339,085
Idearc, Inc., 8.00%, 11/15/16 (f)	50,000	1,625
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	505,000	366,847
ION Media Networks, Inc., 11.00%, 7/31/13 (b)(w)*	167,909	336
Irwin Land LLC, 5.03%, 12/15/25 (e)	150,000	110,099
Jersey Central Power & Light Co., 5.625%, 5/1/16	200,000	189,253
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	27,324	150
John Deere Capital Corp., 1.843%, 1/18/11 (r)	500,000	478,966

	PRINCIPAL
	AMOUNT	VALUE

JPMorgan Chase Capital XXIII, 2.238%, 5/15/47 (r)	600,000	233,508
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	50,000	41,250
Kaupthing Bank HF, 5.75%, 10/4/11 (b)(e)(t)(y)	600,000	39,000
Kern River Funding Corp., 6.676%, 7/31/16 (e)	45,386	43,575
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	1,000,000	620,000
Leucadia National Corp., 8.125%, 9/15/15	300,000	236,501
Lincoln National Corp., 6.05% to 4/20/17, floating rate thereafter to 4/20/67 (b)(r)	115,000	26,450
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	200,000	170,892
Lloyds Banking Group plc, 6.657% to 5/21/37, floating rate thereafter to 5/19/49 (e)(r)	200,000	42,000
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	42,000	420
8.30%, 12/1/37 (e)(m)*	100,000	1,000
M&I Marshall & Ilsley Bank, 1.536%, 12/4/12 (r)	300,000	224,178
Marathon Oil Corp., 7.50%, 2/15/19	700,000	705,682
Massachusetts Institute of Technology, 7.25%, 11/2/96	150,000	176,336
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	300,000	200,079
Merrill Lynch & Co., Inc.:
1.328%, 8/14/09 (r)	250,000	243,493
1.554%, 1/15/15 (r)	400,000	292,796
Monumental Global Funding III, 1.638%, 8/17/09 (e)(r)	400,000	399,940
National Fuel Gas Co., 6.50%, 4/15/18	100,000	95,975
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	400,000	352,770
6.59%, 7/7/38	70,000	58,054
Noble Group Ltd.:
8.50%, 5/30/13 (e)	850,000	667,250
6.625%, 3/17/15 (e)	150,000	97,500
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	600,000	522,600
6.00%, 10/1/51 (b)(e)	100,000	80,607
OPTI Canada, Inc., 8.25%, 12/15/14	200,000	87,750
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)*	250,000	44,860
Pacific Pilot Funding Ltd., 1.893%, 10/20/16 (e)(r)	95,367	93,472
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	200,000	202,478
Pepco Holdings, Inc., 1.886%, 6/1/10 (r)	160,000	149,266
Pfizer, Inc., 3.249%, 3/15/11 (r)	300,000	306,078
Pioneer Natural Resources Co.:
5.875%, 7/15/16	250,000	186,044
6.65%, 3/15/17	1,000,000	774,112
Plains All American Pipeline LP/PAA Finance Corp., 4.75%, 8/15/09	250,000	249,336
Prime Property Fund, Inc., 5.50%, 1/15/14 (e)	150,000	98,607
ProLogis, 6.625%, 5/15/18	400,000	202,761
Puget Sound Energy, Inc., 7.02%, 12/1/27	377,000	347,908
R.H. Donnelley Corp., 6.875%, 1/15/13	125,000	6,875
Reed Elsevier Capital, Inc., 1.65%, 6/15/10 (r)	300,000	294,826
Rochester Gas & Electric Corp., 6.375%, 9/1/33	475,000	374,996
Roper Industries, Inc., 6.625%, 1/15/34	100,000	101,032
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (r)	1,400,000	315,000

	PRINCIPAL
	AMOUNT	VALUE

Shell International Finance BV, 4.00%, 3/21/14	500,000	506,391
Skyway Concession Co. LLC, 1.512%, 6/30/17 (b)(e)(r)	150,000	121,370
Southern California Edison Co., 5.75%, 4/1/35	90,000	88,073
SouthTrust Bank, 6.565%, 12/15/27	899,000	654,422
Sovereign Bank, 2.88%, 8/1/13 (b)(r)	200,000	151,792
TEPPCO Partners LP, 7.00% to 6/1/17, floating rate thereafter to 6/1/67 (r)	336,000	192,224
Thomson Reuters Corp., 6.20%, 1/5/12	200,000	196,329
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*	219,620	2,196
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	8,410
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/34 (b)(e)	975,000	121,631
2/15/43 (b)(e)	2,500,000	340,300
2/15/45 (b)(e)	7,625,962	1,000,907
Verizon Communications, Inc., 6.35%, 4/1/19	300,000	296,052
Verizon North, Inc., 5.634%, 1/1/21 (e)	200,000	188,152
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (r)	1,200,000	432,000
Wells Fargo Bank, 6.584%, 9/1/27 (e)	250,000	278,632
Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (e)	100,000	64,258
Xstrata Finance Dubai Ltd., 1.581%, 11/13/09 (e)(r)	400,000	380,648

Total Corporate Bonds (Cost $43,120,773)		32,069,156

TAXABLE MUNICIPAL OBLIGATIONS - 17.0%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.21%, 3/1/13	140,000	146,961
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/09	400,000	390,332
Aspen Colorado Public Facilities Authorities COPs:
5.31%, 9/1/09	120,000	121,801
5.30%, 9/1/11	135,000	140,041
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	300,000	287,265
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	940,000	961,206
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.29%, 1/1/20	200,000	185,048
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon:
12/1/25	180,000	53,705
12/1/26	180,000	49,860
6/15/27	180,000	47,862
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	200,000	183,286
Kaukauna Wisconsin School District GO Revenue Bonds, 5.51%, 3/1/20	455,000	404,136
Kern County California PO Revenue Bonds, Zero Coupon:
8/15/19	170,000	71,820
8/15/20	365,000	137,868
Lawrence Township Indiana School District GO Bonds, 5.55%, 7/5/14	445,000	461,759
Linden New Jersey GO Revenue Bonds, 5.63%, 4/1/21	285,000	250,053
Missouri State University Auxiliary Enterprise System Revenue Bonds, 5.00%, 4/1/09	750,000	750,000

	PRINCIPAL
	AMOUNT	VALUE

Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	250,000	200,652
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/21	360,000	166,075
New York City IDA Revenue Bonds, 6.027%, 1/1/46	200,000	174,354
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	100,000	100,608
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	200,000	169,130
Oconto Falls Wisconsin Public School District GO Bonds, 5.70%, 3/1/16	495,000	523,740
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/16	236,000	144,508
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	500,000	274,620
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	600,000	530,076
6/30/16	275,000	187,619
6/30/18	100,000	56,644
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	110,000	116,001
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	380,000	133,422
Philadelphia Pennsylvania School District GO Bonds, 4.47%, 7/1/12	1,000,000	1,020,100
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/22	175,000	62,977
8/1/23	185,000	60,071
8/1/24	200,000	59,866
8/1/25	215,000	59,396
8/1/26	230,000	58,629
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.015%, 12/1/10	200,000	194,988
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	400,000	374,388
San Bernardino County California Financing Authority PO Revenue Bonds, Zero Coupon:
8/1/12	200,000	162,224
8/1/15	251,000	159,312
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	200,000	152,478
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	150,000	149,826
Shell Lake Wisconsin School District GO Bonds, 6.03%, 4/1/24	485,000	477,487
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	200,000	211,432
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16	190,000	201,609
University of Central Florida COPs, 5.125%, 10/1/20	250,000	195,493
University of North Carolina at Charlotte Revenue Bonds, 5.118%, 4/1/12	500,000	521,085
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	250,000	192,890
West Covina California Public Financing Authority Lease Revenue Bonds:
5.39%, 6/1/11	60,000	59,894
5.41%, 6/1/12	80,000	78,661
6.05%, 6/1/26	750,000	628,522
Ypsilanti Michigan GO Bonds, 5.75%, 5/1/14	445,000	468,972

Total Taxable Municipal Obligations (Cost $13,640,119)		12,970,752

	PRINCIPAL
	AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 19.7%
Federal Home Loan Bank Discount Notes, 4/1/09	14,300,000	14,300,000
New Valley Generation I, 7.299%, 3/15/19	367,239	436,879
New Valley Generation V, 4.929%, 1/15/21	222,099	227,342

Total U.S. Government Agencies And Instrumentalities (Cost $14,922,091)		14,964,221

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.5%
Fannie Mae:
5.50%, 8/1/09	51,866	52,079
5.00%, 11/1/09	118,296	119,056
5.50%, 1/1/10	80,628	81,267
5.50%, 2/1/10	20,494	20,598
5.00%, 1/25/24	32,605	32,915
Government National Mortgage Association, 5.50%, 1/16/32	547,043	70,312

Total U.S. Government Agency Mortgage-Backed Securities (Cost $375,964)		376,227

U.S. TREASURY - 2.6%
United States Treasury Bonds, 4.50%, 5/15/38	110,000	128,597
United States Treasury Notes:
1.75%, 1/31/14	190,000	191,336
1.875%, 2/28/14	475,000	480,344
2.75%, 2/15/19	1,190,000	1,197,065

Total U.S. Treasury (Cost $1,993,117)		1,997,342

	SHARES

EQUITY SECURITIES - 0.2%
Avado Brands, Inc. (b)*	1,601	16
Conseco, Inc.*	6,301	5,797
First Republic Preferred Capital Corp. Preferred (e)	300	120,900
Intermet Corp. (b)*	1,574	16
ION Media Networks, Inc., Preferred (b)*	2	—
Woodbourne Capital:
Trust I, Preferred (b)(e)	50,000	13,500
Trust II, Preferred (b)(e)	50,000	13,500
Trust III, Preferred (b)(e)	50,000	13,500
Trust IV, Preferred (b)(e)	50,000	13,500

Total Equity Securities (Cost $689,719)		180,729

	SHARES	VALUE

TOTAL INVESTMENTS (Cost $84,365,173) - 92.7%		70,584,399
Other assets and liabilities, net - 7.3%		5,575,314

NET ASSETS - 100%		$76,159,713

			UNDERLYING
			FACE	UNREALIZED
	# OF	EXPIRATION	AMOUNT AT	APPRECIATION
FUTURES	CONTRACTS	DATE	VALUE	(DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	12	6/09	$1,488,938	$11,591
30 Year U.S. Treasury Bonds	25	6/09	3,242,578	31,244

Total Purchased				$42,835

Sold:
2 Year U.S. Treasury Notes	253	6/09	$55,126,328	$(271,782)
5 Year U.S. Treasury Notes	80	6/09	9,501,250	(168,120)

Total Sold				$(439,902)

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Idearc, Inc. filed for Chapter 11 bankruptcy on March 31, 2009. This security is no longer accruing interest and subsequent to period end,$1,833 of interest was written off.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t)	This security defaulted on interest payments during the period.

(v)	This security defaulted on principal and interest payments during the period.

(w)	This security is in default and is no longer accruing interest.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y)	The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(z)	This security is no longer accruing interest.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS CALVERT SOCIAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	SHARES	VALUE

EQUITY SECURITIES - 99.3%
Air Freight & Logistics - 2.7%
C.H. Robinson Worldwide, Inc.	1,000	$45,610
United Parcel Service, Inc., Class B	2,600	127,972

		173,582

Capital Markets - 9.3%
Bank of New York Mellon Corp.	5,888	166,336
Charles Schwab Corp.	8,800	136,400
Goldman Sachs Group, Inc.	1,000	106,020
SEI Investments Co.	9,600	117,216
T. Rowe Price Group, Inc.	2,550	73,593

		599,565

Chemicals - 5.0%
Air Products & Chemicals, Inc.	2,900	163,125
Ecolab, Inc.	4,600	159,758

		322,883

	SHARES	VALUE

Commercial Banks - 1.9%
SunTrust Banks, Inc.	3,100	36,394
Wells Fargo & Co.	4,200	59,808
Zions Bancorporation	2,850	28,016

		124,218

Communications Equipment - 9.2%
Cisco Systems, Inc.*	17,000	285,090
Nokia Oyj (ADR)	7,600	88,692
QUALCOMM, Inc.	5,600	217,896

		591,678

Computers & Peripherals - 8.5%
Apple, Inc.*	2,450	257,544
Hewlett-Packard Co.	8,900	285,334

		542,878

Electrical Equipment - 0.9%
Emerson Electric Co.	2,000	57,160

Energy Equipment & Services - 2.4%
FMC Technologies, Inc.*	2,500	78,425
Smith International, Inc.	3,600	77,328

		155,753

Food & Staples Retailing - 6.9%
CVS Caremark Corp.	10,400	285,896
SYSCO Corp.	6,900	157,320

		443,216

Gas Utilities - 2.7%
Questar Corp.	5,800	170,694

Health Care Equipment & Supplies - 11.5%
DENTSPLY International, Inc.	4,000	107,400
Intuitive Surgical, Inc.*	900	85,824
Medtronic, Inc.	4,000	117,880
St. Jude Medical, Inc.*	4,100	148,953
Stryker Corp.	5,700	194,028
Varian Medical Systems, Inc.*	2,900	88,276

		742,361

Health Care Providers & Services - 2.4%
Laboratory Corp. of America Holdings*	2,600	152,074

Household Products - 3.4%
Colgate-Palmolive Co.	1,400	82,572
Procter & Gamble Co.	2,900	136,561

		219,133

	SHARES	VALUE

Insurance - 2.1%
Aflac, Inc.	6,800	131,648

Internet Software & Services - 3.6%
Google, Inc.*	670	233,200

Life Sciences — Tools & Services - 1.1%
Pharmaceutical Product Development, Inc.	2,900	68,788

Machinery - 2.7%
Danaher Corp.	2,400	130,128
Deere & Co.	1,300	42,731

		172,859

Media - 1.9%
Omnicom Group, Inc.	5,300	124,020

Multiline Retail - 5.3%
Kohl’s Corp.*	4,700	198,904
Target Corp.	4,100	140,999

		339,903

Oil, Gas & Consumable Fuels - 2.2%
EOG Resources, Inc.	2,600	142,376

Pharmaceuticals - 2.6%
Novartis AG (ADR)	4,400	166,452

Semiconductors & Semiconductor Equipment - 3.0%
Intel Corp.	12,600	189,630

Software - 2.5%
Microsoft Corp.	8,750	160,737

Specialty Retail - 4.9%
Best Buy Co., Inc.	1,500	56,940
Staples, Inc.	14,400	260,784

		317,724

Trading Companies & Distributors - 0.6%
Fastenal Co.	1,200	38,586

Total Equity Securities (Cost $8,926,254)		6,381,118

TOTAL INVESTMENTS (Cost $8,926,254) - 99.3%		6,381,118
Other assets and liabilities, net - 0.7%		47,640

NET ASSETS - 100%		$6,428,758

* Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of eleven separate portfolios, five of which are reported herein. The Social International Equity and Social Equity Portfolios are registered as diversified portfolios. The Social Mid Cap, Social Balanced and Income Portfolios are registered as non-diversified. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
On December 12, 2008, the net assets of the Summit Mutual Funds, Inc. Summit Pinnacle Bond Portfolio merged into the Calvert Variable Series, Inc. Calvert Income Portfolio. The merger was accomplished by a tax-free exchange of 1,306,366 shares of the Calvert Income Portfolio (valued at $18,053,983) for 496,985 shares of the Summit Pinnacle Bond Portfolio outstanding at December 12, 2008. The Summit Pinnacle Bond Portfolio’s net assets as of December 12, 2008, including $2,167,313 of unrealized depreciation, were combined with those of the Calvert Income Portfolio.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
The Social International Equity Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. On March 31, 2009, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following amounts were fair valued in good faith under the direction of the Board of Directors as of March 31, 2009:

	Market Value	% of Net Assets

Balanced	$10,493,142	4.2%
Income	5,442,601	7.1%
International Equity	12,898	0.1%
Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Investments in
Mid Cap Growth Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$23,771,843
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$23,771,843

	Investments in	Other Financial
Balanced Portfolio Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$151,927,290	$(482,370)
Level 2 - Other Significant Observable Inputs	83,582,438	—
Level 3 - Significant Unobservable Inputs	10,493,142	—

Total	$246,002,870	$(482,370)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Balanced Portfolio	Securities
Balance as of 12/31/08	$16,883,774
Accrued discounts/ premiums	54,801
Realized gain (loss)	(89,308)
Change in unrealized appreciation (depreciation)	(1,695,120)
Net purchases (sales)	(880,587)
Transfers in and/ or out of Level 3	(3,780,418)

Balance as of 3/31/09	$10,493,142

For the three months ended March 31, 2009, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was ($351,884).

	Investments in
International Equity Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$1,372,593
Level 2 - Other Significant Observable Inputs	7,591,522	*
Level 3 - Significant Unobservable Inputs	12,898	**

Total	$8,977,013

*	Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

**	Level 3 securities represent 0.1% of net assets.

	Investments in	Other Financial
Income Portfolio Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$2,351,381	$(397,067)
Level 2 - Other Significant Observable Inputs	62,790,417	—
Level 3 - Significant Unobservable Inputs	5,442,601	—

Total	$70,584,399	$(397,067)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Income Portfolio	Securities
Balance as of 12/31/08	$12,849,275
Accrued discounts/ premiums	36,624
Realized gain (loss)	(412,487)
Change in unrealized appreciation (depreciation)	(826,668)
Net purchases (sales)	(1,701,111)
Transfers in and/ or out of Level 3	(4,503,032)

Balance as of 3/31/09	$5,442,601

For the three months ended March 31, 2009, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was ($691,240).

Investments in
Equity Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$6,381,118
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$6,381,118

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.
Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations. The Fund is subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
New Accounting Pronouncements:

Effective January 1, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2009, and net realized capital loss carryforwards as of December 31, 2008 with expiration dates:

			INTERNATIONAL
	EQUITY	MID CAP	EQUITY

Federal income tax cost	$8,959,412	$31,691,654	$14,384,555

Unrealized appreciation	43,975	1,127,100	105,817

Unrealized (depreciation)	(2,622,269)	(9,046,911)	(5,513,359)

Net appreciation (depreciation)	$(2,578,294)	$(7,919,811)	$(5,407,542)

	BALANCED	INCOME

Federal income tax cost	$333,080,949	$84,392,128

Unrealized appreciation	2,872,542	455,116

Unrealized (depreciation)	(89,950,621)	(14,262,845)

Net appreciation (depreciation)	$(87,078,079)	$(13,807,729)

CAPITAL LOSS CARRYFORWARDS

				INTERNATIONAL
EXPIRATION DATE	BALANCED	INCOME	EQUITY	EQUITY

31-Dec-09	—	$1,273,958	—	—
31-Dec-10	—	—	$16,680	—
31-Dec-11	—	75,650	242,391	—
31-Dec-12	—	—	2,240	—
31-Dec-13	—	241,081	—	—
31-Dec-15	—	3,723,351	—	—
31-Dec-16	$35,133,436	1,237,349	—	$4,175,055

	$35,133,436	$6,551,389	$261,311	$4,175,055

EXPIRATION DATE	MID CAP

31-Dec-16	$1,183,132

$1,183,132

     Capital loss carryforwards may be utilized to offset future capital gains until expiration.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By: /s/ Barbara J. Krumsiek
Barbara J. Krumsiek Chairperson — Principal Executive Officer
Date: May 29, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairperson — Principal Executive Officer
Date: May 29, 2009

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: May 29, 2009